DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN, Liquidity and Capital Resources (Q3) (Details) - USD ($)		9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 06, 2021	Sep. 30, 2023	Dec. 05, 2021	Dec. 31, 2021	Dec. 31, 2022
Liquidity and Capital Resources [Abstract]
Cash		$ 489,590		$ 2,579,658	$ 1,342,435
Working capital deficit		4,900,000			900,000
Proceeds from issuance of common stock				25,000	0
Loan proceeds				110,000	0
Repayment of related party loan				$ 110,000	0
Sponsor [Member]
Liquidity and Capital Resources [Abstract]
Proceeds from issuance of common stock		25,000			$ 25,000
Sponsor [Member] | Promissory Note [Member]
Liquidity and Capital Resources [Abstract]
Loan proceeds		$ 110,000	$ 110,000
Repayment of related party loan	$ 110,000